CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
STOCKHOLDERS' DEFICIT
Common stock, shares authorized	150,000,000	150,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares issued	1,432,620	1,432,620
Common stock, shares outstanding	1,432,620	2,014